Note 14. Restructuring and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ 0.0	$ 1.5
Restructuring Reserve [Roll Forward]
RestructuringCharges	14.6	64.2	$ 66.1
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, End of period	29.7
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	30.1	67.0	90.4
RestructuringCharges			(7.6)
Cash Payments	0.3	2.1	16.7
Restructuring settlement, non cash	0.0	(36.4)
Restructuring Reserve, Translation Adjustment	(0.1)	0.1	0.9
Accrued, End of period	29.7	30.1	67.0
Cumulative Costs Incurred	85.7	85.7	84.2
Total Costs Expected to be Incurred	85.7	85.7	84.2
2011 US Plan [Member] [Member] | Severance and Other Employee Benefits [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0.3	0.7	5.7
RestructuringCharges	0.0	0.6	6.4
Cash Payments	0.3	1.0	10.4
Restructuring settlement, non cash	0.0	0.0
Restructuring Reserve, Translation Adjustment	0.0	0.0	(1.0)
Accrued, End of period	0.0	0.3	0.7
Cumulative Costs Incurred	14.1	14.1	13.5
Total Costs Expected to be Incurred	14.1	14.1	13.5
2011 US Plan [Member] [Member] | Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	29.7	65.0	81.7
RestructuringCharges	0.0	0.5	(17.0)
Cash Payments	0.0	1.1	1.1
Restructuring settlement, non cash	0.0	(34.8)
Restructuring Reserve, Translation Adjustment	0.0	0.1	1.4
Accrued, End of period	29.7	29.7	65.0
Cumulative Costs Incurred	65.2	65.2	64.7
Total Costs Expected to be Incurred	65.2	65.2	64.7
2011 US Plan [Member] [Member] | Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Accrued, Beginning of period	0.1	1.3	3.0
RestructuringCharges	0.0	0.4	3.0
Cash Payments	0.0	0.0	5.2
Restructuring settlement, non cash	0.0	(1.6)
Restructuring Reserve, Translation Adjustment	(0.1)	0.0	0.5
Accrued, End of period	0.0	0.1	1.3
Cumulative Costs Incurred	6.4	6.4	6.0
Total Costs Expected to be Incurred	$ 6.4	$ 6.4	$ 6.0